Financial Risk Management - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		R$ 2,872,297	R$ 3,110,220
Certificate of bank deposits	[1]	766,703	211,261
Repurchase operations	[2]	1,181,116	1,192,101
Total		4,820,116	4,513,582		R$ 1,215,048
Government bonds		1,486,999	221,900
Restricted cash		58,764
Financial letter		377,033	374,690
Loan Investment Funds		376,538	407,928
Dynamo Beauty Ventures Ltd fund		11,326	7,402
Certificate of Bank Deposits	[3]	270,870	21,327
Total		2,581,530	1,033,247
Trade receivables		2,644,601	1,685,764
Court deposit		600,340	337,255	R$ 337,460	R$ 333,577
Financial and Operating derivatives		2,199,173	737,378
Total		(20,666,099)	(10,786,374)
Financial and operating derivatives		(75,247)	(11,806)
Lease		(4,107,175)	(2,517,565)
Trade payables, reverse factoring operations and related parties		(5,709,969)	(1,829,756)
Financial liabilities at amortised cost, category [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Borrowings in domestic currency		(16,097,706)	(7,412,443)
Borrowings in foreign currency		(4,568,393)	(3,373,931)
Lease		(4,107,175)	(2,517,565)
Trade payables, reverse factoring operations and related parties		(5,709,969)	(1,829,756)
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(75,247)	(1,648)
Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and Operating derivatives		2,163,255	737,378
Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives			(10,158)
Financial assets at amortised cost, class [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		2,872,297	3,110,220
Certificate of bank deposits		766,703	211,261
Trade receivables		2,644,601	1,685,764
Court deposit		600,340	337,255
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase operations		1,181,116	1,192,101
Government bonds		1,486,999	221,900
Restricted cash		58,764
Financial letter		377,033	374,690
Loan Investment Funds		376,538	407,928
Dynamo Beauty Ventures Ltd fund		11,326	7,402
Certificate of Bank Deposits		270,870	21,327
Financial and Operating derivatives		35,918
Fair value [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		4,820,116	4,513,582
Total		2,581,530	1,033,247
Financial and Operating derivatives		2,199,173	737,378
Total		(20,401,651)	(10,987,213)
Financial and operating derivatives		(75,247)	(11,806)
Fair value [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and Operating derivatives		2,123,926	725,572
Fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Borrowings in domestic currency		(15,981,649)	(7,445,672)
Borrowings in foreign currency		(4,420,002)	(3,541,541)
Lease		(4,107,175)	(2,517,565)
Trade payables, reverse factoring operations and related parties		(5,709,969)	(1,829,756)
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		(75,247)	(1,648)
Fair value [member] | Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and Operating derivatives		2,163,255	737,378
Fair value [member] | Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives			(10,158)
Fair value [member] | Financial assets at amortised cost, class [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		2,872,297	3,110,220
Certificate of bank deposits		766,703	211,261
Trade receivables		2,644,601	1,685,764
Court deposit		600,340	337,255
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase operations		1,181,116	1,192,101
Government bonds		1,486,999	221,900
Restricted cash		58,764
Financial letter		377,033	374,690
Loan Investment Funds		376,538	407,928
Dynamo Beauty Ventures Ltd fund		11,326	7,402
Certificate of Bank Deposits		270,870	21,327
Financial and Operating derivatives		R$ 35,918

[1]	As of June 30, 2020, investments in Certificate of Bank Deposits (“CDB”) are remunerated at an average rate of 102.7% of CDI with daily maturities redeemable with the issuer itself, without significant loss of value.
[2]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase them, and by the client to resell them, at defined rates and within a predetermined term, backed by public or private securities, depending on bank availabilities and registered with the CETIP. On June 30, 2020, repurchase operations are remunerated at an average rate of 103.8% of CDI (106.9% of the CDI on December 31, 2019).
[3]	As of June 30, 2020, the CDBs classified as short-term investments are remunerated at an average rate of 103.8% of CDI (106.9% of CDI as of December 31, 2019). The balance on 30 June 2020, related to the “Crer para Ver” line within the exclusive fund is R$ 35,423 (R$ 38,018 on December 31, 2019).